STOCKHOLDERS' EQUITY (Details) - Information related employee stock options (USD $)	Mar. 31, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price		$ 22,052,736
Options Outstanding, Number of Options (in Shares)	22,365,236	11,363,138
Minimum [Member] | Exercise Price Range $0.00- $0.10 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	0.00
Minimum [Member] | Exercise Price Range $0.11- $0.25 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	0.11
Minimum [Member] | Exercise Price Range $0.26- $0.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	0.26
Minimum [Member] | Exercise Price Range $0.51- $0.91 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	0.51
Maximum [Member] | Exercise Price Range $0.00- $0.10 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	0.10	$ 4.6
Maximum [Member] | Exercise Price Range $0.11- $0.25 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	0.25	$ 3.7
Maximum [Member] | Exercise Price Range $0.26- $0.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	0.50	$ 7.4
Maximum [Member] | Exercise Price Range $0.51- $0.91 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	0.90	$ 5.2
Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price		$ 4.1
Exercise Price Range $0.00- $0.10 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price		$ 7,879,043
Options Outstanding, Number of Options (in Shares)	8,254,043	6,941,543
Exercise Price Range $0.11- $0.25 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price		$ 12,903,693
Options Outstanding, Number of Options (in Shares)	12,841,193	3,374,928
Exercise Price Range $0.26- $0.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price		$ 750,000
Options Outstanding, Number of Options (in Shares)	750,000	750,000
Exercise Price Range $0.51- $0.91 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price		$ 520,000
Options Outstanding, Number of Options (in Shares)	520,000	296,667